Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
The Board of Directors and the Compensation Committee, in particular, consider Company performance in connection with the determination of compensation for the executive officers and certain senior managers of the Company. The Company makes an effort to align executive officer compensation with shareholder value on an annual and long-term basis. The Company believes that its history of growth over many decades is, in part, a result of its compensation programs that encourage longer-term growth and the building of long-term shareholder value rather than short-term results and that compensation has been aligned and balanced with shareholder returns.
During the periods presented in the table and charts below, the Board of Directors and Compensation Committee retained Fredrick W. Cook, Inc. to review the Company’s compensation programs and procedures applicable to the Company’s executive officers and directors. The consultant was asked to provide a comparison of the compensation programs of companies similar in size, operation and organization to the Company, including a review of a peer group of companies determined by the Committee to be appropriate for comparison. As a result of this review, during the periods presented in the following tables and charts, the Company made appropriate and necessary adjustments to the named executive officers’ compensation, including a shift to a larger percentage of the named executive officers’ compensation to long-term incentive awards.
As required by Item 402(v) of Regulation S-K, we are providing the following table that illustrates the relationship between executive “compensation actually paid” (as defined by Item 402(v) of Regulation S-K) and certain measures of financial performance of the Company. The table below illustrates the compensation for our principal executive officer (PEO, also known as our CEO) and the average compensation amounts for our remaining named executive officers (Non-PEO NEOs).

Year	Summary Compensation Table Total for PEO (CEO)(1)	Compensation Actually Paid to PEO (CEO)(1,3)	Average Summary Compensation Table Total for Non-PEO NEOs(1)		Value of Initial Fixed $100 Investment Based On:		Net Income	Net Operating Income(2)	Underwriting Income(2)
				Compensation Actually Paid to Non-PEO NEOs(1,3)	Old Republic Total Shareholder Return (TSR)	Peer Group TSR(4)
							($ Millions)
2024	$7,679,154	$13,387,172	$3,213,571	$5,261,555	$229.23	$182.62	$852.7	$797.0	$404.0
2023	5,887,317	8,767,147	2,545,333	3,466,466	180.36	147.60	598.6	749.5	430.6
2022	4,540,010	5,056,150	2,056,345	2,196,828	142.78	138.20	686.4	845.1	665.8
2021	2,392,292	3,259,180	1,243,941	1,471,040	133.84	124.70	1,534.3	935.9	785.9
2020	1,882,098	1,643,582	1,268,335	1,175,383	92.36	92.69	558.6	670.8	435.2

1.
Amounts represent “compensation actually paid” to our PEO (CEO) and the average “compensation actually paid” to our Non-PEO NEOs for the relevant fiscal year, as determined under SEC rules (and described below), which includes the individuals indicated in the table below for each fiscal year:

Year	Current PEO	Non-PEO NEOs
2024	Mr. Smiddy	Messrs. Sodaro, Gray, Oberst, and Monroe
2023	Mr. Smiddy	Messrs. Sodaro, Gray, Lange, and Oberst
2022	Mr. Smiddy	Messrs. Sodaro, Gray, Oberst, and Yeager*
2021	Mr. Smiddy	Messrs. Mueller*, Sodaro, Gray, Oberst, and Yeager
2020	Mr. Smiddy	Messrs. Mueller, Gray, Oberst, and Yeager

*
Mr. Rande Yeager retired from the Company on June 30, 2023. Mr. Karl Mueller retired from the Company on June 30, 2021, and Mr. Sodaro was appointed as the Company’s Chief Financial Officer effective July 1, 2021.

2.
The Company has determined that net operating income and underwriting income are the financial measures that best link company performance to compensation actually paid to the Company’s named executive officers for the most recently completed fiscal year. Net operating income reflects net income excluding investment gains (losses) which is used in calculating operating return on equity, one of the performance measures of our long-term incentive compensation plan. Underwriting income reflects net premiums and fees earned and the associated combined ratio, both of which are performance measures of our short-term incentive compensation plans. The evaluation of periodic and long-term results via these measures excluding consideration of all investment gains (losses) provides a better way to analyze, evaluate and establish accountability for the results of the insurance operations.

3.
Amounts are calculated in accordance with the method required by Item 402(v) of Regulation S-K and do not reflect actual compensation paid to the PEO (CEO) and our Non-PEO NEOs. See table below for the details of amounts deducted and added to the Summary Compensation Table figure to calculate compensation actually paid.

	2024
Adjustments	PEO (CEO)	Non-PEO NEOs
Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable Fiscal Year (FY)	($4,241,433)	($1,490,110)
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	8,066,001	2,850,116
Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	1,609,601	603,023
Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	273,849	84,955
TOTAL ADJUSTMENTS	$5,708,018	$2,047,984

4.
The Peer Group consists of American Financial Group, Inc.; American International Group, Inc.; W.R. Berkley Corporation; Chubb Limited; Cincinnati Financial Corporation; CNA Financial Corporation; Fidelity National Financial, Inc.; First American Financial Corporation; The Hartford Financial Services Group, Inc.; Stewart Information Services Corporation; and The Travelers Companies, Inc.

Company Selected Measure Name	net operating income
Named Executive Officers, Footnote
1.
Amounts represent “compensation actually paid” to our PEO (CEO) and the average “compensation actually paid” to our Non-PEO NEOs for the relevant fiscal year, as determined under SEC rules (and described below), which includes the individuals indicated in the table below for each fiscal year:

Year	Current PEO	Non-PEO NEOs
2024	Mr. Smiddy	Messrs. Sodaro, Gray, Oberst, and Monroe
2023	Mr. Smiddy	Messrs. Sodaro, Gray, Lange, and Oberst
2022	Mr. Smiddy	Messrs. Sodaro, Gray, Oberst, and Yeager*
2021	Mr. Smiddy	Messrs. Mueller*, Sodaro, Gray, Oberst, and Yeager
2020	Mr. Smiddy	Messrs. Mueller, Gray, Oberst, and Yeager

*
Mr. Rande Yeager retired from the Company on June 30, 2023. Mr. Karl Mueller retired from the Company on June 30, 2021, and Mr. Sodaro was appointed as the Company’s Chief Financial Officer effective July 1, 2021.

Peer Group Issuers, Footnote
4.
The Peer Group consists of American Financial Group, Inc.; American International Group, Inc.; W.R. Berkley Corporation; Chubb Limited; Cincinnati Financial Corporation; CNA Financial Corporation; Fidelity National Financial, Inc.; First American Financial Corporation; The Hartford Financial Services Group, Inc.; Stewart Information Services Corporation; and The Travelers Companies, Inc.

PEO Total Compensation Amount	$ 7,679,154	$ 5,887,317	$ 4,540,010	$ 2,392,292	$ 1,882,098
PEO Actually Paid Compensation Amount	$ 13,387,172	8,767,147	5,056,150	3,259,180	1,643,582
Adjustment To PEO Compensation, Footnote
3.
Amounts are calculated in accordance with the method required by Item 402(v) of Regulation S-K and do not reflect actual compensation paid to the PEO (CEO) and our Non-PEO NEOs. See table below for the details of amounts deducted and added to the Summary Compensation Table figure to calculate compensation actually paid.

	2024
Adjustments	PEO (CEO)	Non-PEO NEOs
Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable Fiscal Year (FY)	($4,241,433)	($1,490,110)
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	8,066,001	2,850,116
Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	1,609,601	603,023
Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	273,849	84,955
TOTAL ADJUSTMENTS	$5,708,018	$2,047,984

Non-PEO NEO Average Total Compensation Amount	$ 3,213,571	2,545,333	2,056,345	1,243,941	1,268,335
Non-PEO NEO Average Compensation Actually Paid Amount	$ 5,261,555	3,466,466	2,196,828	1,471,040	1,175,383
Adjustment to Non-PEO NEO Compensation Footnote
3.
Amounts are calculated in accordance with the method required by Item 402(v) of Regulation S-K and do not reflect actual compensation paid to the PEO (CEO) and our Non-PEO NEOs. See table below for the details of amounts deducted and added to the Summary Compensation Table figure to calculate compensation actually paid.

	2024
Adjustments	PEO (CEO)	Non-PEO NEOs
Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable Fiscal Year (FY)	($4,241,433)	($1,490,110)
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	8,066,001	2,850,116
Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	1,609,601	603,023
Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	273,849	84,955
TOTAL ADJUSTMENTS	$5,708,018	$2,047,984

Compensation Actually Paid vs. Total Shareholder Return
Description of Relationship Between CEO and Non-PEO NEO Compensation Actually Paid and Company TSR
The following chart sets forth the relationship between compensation actually paid to our PEO (CEO), the average of compensation actually paid to our Non-PEO NEOs, and the Company’s cumulative TSR over the five most recently completed fiscal years.

Compensation Actually Paid vs. Net Income
Description of Relationship Between CEO and Non-PEO NEO Compensation Actually Paid and Net Income
The following chart sets forth the relationship between compensation actually paid to our PEO (CEO), the average of compensation actually paid to our Non-PEO NEOs, and the Company’s net income over the five most recently completed fiscal years.

Compensation Actually Paid vs. Company Selected Measure
Description of Relationship Between CEO and Non-PEO NEO Compensation Actually Paid and Net Operating Income and Underwriting Income
The following chart sets forth the relationship between compensation actually paid to our PEO (CEO), the average of compensation actually paid to our Non-PEO NEOs, and the Company’s net operating income and underwriting income over the five most recently completed fiscal years.

Total Shareholder Return Vs Peer Group
Description of Relationship Between CEO and Non-PEO NEO Compensation Actually Paid and Company TSR
The following chart sets forth the relationship between compensation actually paid to our PEO (CEO), the average of compensation actually paid to our Non-PEO NEOs, and the Company’s cumulative TSR over the five most recently completed fiscal years.

Tabular List, Table
Tabular List of Financial Performance Measures
The items listed below represent the most important metrics used to determine compensation actually paid to company performance for the most recently completed year.
•	Net Operating Income
•	Underwriting Income
•	Growth in Net Premium and Fees Earned
•	Combined Ratio
•	Growth in Book Value per Share, Inclusive of Dividends
•	Operating Return on Equity

Total Shareholder Return Amount	$ 229.23	180.36	142.78	133.84	92.36
Peer Group Total Shareholder Return Amount	182.62	147.6	138.2	124.7	92.69
Net Income (Loss)	$ 852,700,000	$ 598,600,000	$ 686,400,000	$ 1,534,300,000	$ 558,600,000
Company Selected Measure Amount	797,000,000	749,500,000	845,100,000	935,900,000	670,800,000
PEO Name	Mr. Smiddy	Mr. Smiddy	Mr. Smiddy	Mr. Smiddy	Mr. Smiddy
Measure:: 1
Pay vs Performance Disclosure
Name	Net Operating Income
Measure:: 2
Pay vs Performance Disclosure
Compensation Actually Paid vs. Other Measure
Description of Relationship Between CEO and Non-PEO NEO Compensation Actually Paid and Net Operating Income and Underwriting Income
The following chart sets forth the relationship between compensation actually paid to our PEO (CEO), the average of compensation actually paid to our Non-PEO NEOs, and the Company’s net operating income and underwriting income over the five most recently completed fiscal years.

Other Performance Measure, Amount	404,000,000	430,600,000	665,800,000	785,900,000	435,200,000
Name	Underwriting Income
Measure:: 3
Pay vs Performance Disclosure
Name	Growth in Net Premium and Fees Earned
Measure:: 4
Pay vs Performance Disclosure
Name	Combined Ratio
Measure:: 5
Pay vs Performance Disclosure
Name	Growth in Book Value per Share, Inclusive of Dividends
Measure:: 6
Pay vs Performance Disclosure
Name	Operating Return on Equity
PEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 5,708,018
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,241,433)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	8,066,001
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,609,601
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	273,849
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,047,984
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,490,110)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,850,116
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	603,023
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 84,955